Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2012	As of December 31, 2013
Service charges:
Billed	$276,637	$247,655
Unbilled	9,840	8,260
Other	19,320	15,720
Allowance for doubtful accounts	(23,583)	(35,288)

Total	$282,214	$236,347